Label	Element	Value
Entity Central Index Key	dei_EntityCentralIndexKey	0000005138
Amendment Flag	dei_AmendmentFlag	false
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 29, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.79%
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN GROWTH FUND, INC.
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS D
10 Years	rr_AverageAnnualReturnYear10	13.73%
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.00%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 2,508
1 Year	rr_AverageAnnualReturnYear01	1573.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,539
5 Years	rr_AverageAnnualReturnYear05	14.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 954
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.00%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,723
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,539
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 954
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 2,508
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,723
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS A
10 Years	rr_AverageAnnualReturnYear10	13.37%
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.36%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 2,663
1 Year	rr_AverageAnnualReturnYear01	15.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,818
5 Years	rr_AverageAnnualReturnYear05	13.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 987
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.06%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,820
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,818
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 987
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 2,663
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,820
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS B
10 Years	rr_AverageAnnualReturnYear10	12.79%
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	6.52%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 3,438
1 Year	rr_AverageAnnualReturnYear01	11.43%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,514
5 Years	rr_AverageAnnualReturnYear05	10.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1,147
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	4.52%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 2,312
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,514
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 647
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 3,138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,912
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
AMERICAN GROWTH FUND Series One | SERIES ONE CLASS C
10 Years	rr_AverageAnnualReturnYear10	12.82%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	5.40%
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	$ 2,673
1 Year	rr_AverageAnnualReturnYear01	13.51%
1 Year	rr_AverageAnnualReturnYear01	28.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,012
5 Years	rr_AverageAnnualReturnYear05	12.76%
5 Years	rr_AverageAnnualReturnYear05	18.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 639
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.40%
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 1,610
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor´s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts;
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class D and after-tax returns for other Classes will vary.
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,012
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 539
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	$ 2,673
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,610
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1825.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date performance
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2917.00%)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americangrowthfund.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 525-2406